Asset Purchase and Separation and Distribution Agreements (Details) - USD ($)		12 Months Ended
	Mar. 19, 2021	Oct. 31, 2023
Asset Purchase And Separation And Distribution Agreements [Abstract]
Interest rate	88.00%
Consideration payable	$ 1,367,668
Issuance of common shares	$ 36,000,000
Agreement, description		On September 24, 2021, pursuant to a Separation and Distribution Agreement, Silver Bull distributed to its shareholders one common share of the Company for each Silver Bull common share held by such shareholders, or 34,547,838 common shares of the Company in total (the “Distribution”). Upon completion of the Distribution, Silver Bull retained 1,452,162 common shares of the Company, representing a 4% interest in the Company on the Distribution date. As of October 31, 2022, Silver Bull no longer owns any common shares of the Company.
Warrant description		Further, Silver Bull warrant holders will receive, upon exercise of any Silver Bull warrant (the “Silver Bull Warrants”), for the original exercise price, one Silver Bull common share and one common share of the Company. The Company will receive $0.25 of the proceeds from the exercise of each of these Silver Bull Warrants. A total of 1,971,289 Silver Bull Warrants were outstanding at the time of the Distribution which, if all exercised, would require the Company to issue 1,971,289 common shares for proceeds of $492,822 (Note 12).